Fair Value Measurements - Movement of Amounts Reported in Accumulated Other Comprehensive Earnings (Losses) From Deferred Cash Flow Hedges, Net of Tax (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at end of period	$ 10	$ (48)
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Balance at beginning of period	(48)	8
Net change in derivative fair value and other movements during the year	61	(45)
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, Net of Tax	(3)	(11)
Balance at end of period	$ 10	$ (48)